EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT (MAST HILL) (Details Narrative) - USD ($)	1 Months Ended
	Aug. 31, 2025	Aug. 01, 2025
EquityPurchaseAgreementAndRegistrationRightsAgreementLineitems [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives		4.99%
Other Deferred Costs, Net	$ 122,000
Warrant [Member]
EquityPurchaseAgreementAndRegistrationRightsAgreementLineitems [Line Items]
Stock Repurchased During Period, Shares	3,350,000
Stock Repurchased During Period, Value	$ 25,000,000
Stock Issued	3,350,000
Warrant [Member] | Equity Purchase Agreement [Member]
EquityPurchaseAgreementAndRegistrationRightsAgreementLineitems [Line Items]
Stock Repurchased During Period, Value	$ 500,000
Volume weighted average price	(i) 97% of the lowest VWAP during the two (2) trading days immediately following the Clearing Date associated with a Put Notice (the “Valuation Period”) or (ii) 102% of the lowest traded price during the Valuation Period (provided, however, that if a minimum price is specified and the common stock trades below the minimum price, then the purchase price under clause (ii) instead becomes equal to the minimum price specified in the relevant Put Notice)
Warrant [Member] | Equity Purchase Agreement [Member] | Investor [Member]
EquityPurchaseAgreementAndRegistrationRightsAgreementLineitems [Line Items]
Stock Repurchased During Period, Value	$ 5,000